Stock Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Plans Details [Abstract]
Common shares unissued and available for grant	35,000,000	35,000,000	36,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of RSAs granted	$ 86.65
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercisable non-qualified stock option awards granted to CEO	687,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Non-qualified stock option awards granted to CEO	2,750,000
Contractual term in years of stock option awards	10 years 0 months 0 days
Vesting period in years of stock option awards	6 years 0 months 0 days
Chief Executive Officer [Member] | Market-based conditions [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate grant date fair value	$ 10,500,000
Total compensation expense	0	300,000	500,000
Chief Executive Officer [Member] | Performance-based conditions [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate grant date fair value	33,800,000
Total compensation expense	0	0	0
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	Stock options generally vest 25 percent per year beginning with the first anniversary of the grant date or at 100 percent on the third anniversary of the grant date.
Intrinsic value for options exercised	245,000,000	374,000,000	209,000,000
Cash received from the exercise of stock options	283,000,000	580,000,000	368,000,000
Tax benefit realized from income tax deductions from stock option exercises	54,000,000	84,000,000	45,000,000
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	RSAs are valued based on the stock price on the date of grant and generally vest 25 percent per year, beginning with the first anniversary of the grant date or at 100 percent on the third anniversary of the grant date.
Total fair value of shares vested	298,000,000	336,000,000	296,000,000
Weighted-average grant date fair value of RSAs granted	$ 86.65	$ 60.13	$ 49.8
Liability-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid upon vesting of PGs	$ 62,000,000	$ 43,000,000	$ 66,000,000